Additional information - Financial Statement Schedule I - Condensed Statement of Financial Position of the Parent Company (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
ASSETS
Non-current assets	€ 697,242	€ 686,645
Current assets	393,404	470,651
Total assets	1,090,646	1,157,296
EQUITY AND LIABILITIES
Share capital	2,296	2,194
Other reserves	(972,584)	(970,623)
Accumulated losses	(869,332)	(883,420)
Total equity	70,324	6,343	€ (185,793)	€ (100,590)
Liabilities
Non-current liabilities	618,875	758,390
Current liabilities	401,447	392,563
Total liabilities	1,020,322	1,150,953
Total equity and liabilities	1,090,646	1,157,296
Parent Company
ASSETS
Investments in subsidiaries	1,418,280	1,418,280
Loans to group companies	297,862	318,335
Non-current assets	1,716,142	1,736,615
Current assets	1,153	305
Total assets	1,717,295	1,736,920
EQUITY AND LIABILITIES
Share capital	1,946,802	1,897,388
Other reserves	(149,375)	(146,396)
Accumulated losses	(86,371)	(90,619)
Total equity	1,711,056	1,660,373	€ 1,452,075
Liabilities
Non-current liabilities	0	0
Current liabilities	6,239	76,547
Total liabilities	6,239	76,547
Total equity and liabilities	€ 1,717,295	€ 1,736,920